Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment

Note 4. Property and Equipment

Property and equipment consisted of the following at December 31, 2012 and 2011:

Description	Life	2012	2011
Computer equipment	3 years	$121,129	$99,603
Office furniture and equipment	5-7 years	274,438	251,170
Software	3 years	149,867	96,097
Laboratory equipment	7 years	1,020,158	994,994
Leasehold improvements	10 years	622,772	603,445
Manufacturing equipment	7 years	571,187	177,528

Subtotal		2,759,551	2,222,837
Less: accumulated depreciation		(1,494,510)	(1,193,601)

Property and equipment, net		$1,265,041	$1,029,236

Property and equipment is carried at cost less accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful life of three to ten years, depending upon the type of equipment, except for leasehold improvements which are amortized using the straight-line method over the remaining lease term or the life of the asset, whichever is shorter. The cost of repairs and maintenance is charged as an expense as incurred. Depreciation expense totaled $303,677 and $210,252 for the years ended December 31, 2012 and 2011, respectively.